SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of property and equipment depreciation and amortization period) (Details)	12 Months Ended
Jul. 31, 2013
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	18 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Improvements to leased property [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Improvements to leased property [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	12 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years